Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Cash and Cash Equivalents

24. Cash and cash equivalents

As of the reporting date, the balance of cash and cash equivalents amounts to €23,958 thousand (2022: €10,238 thousand, 2021: €48,143 thousand) and comprises primarily balances held with banks.